Statements of Stockholders' Equity (Deficiency) (CAD)	Common Stock Shares issued to directors for cash at $0.01 per share on April 30, 2005	Common Stock Private placement, common share issuances for cash at $1.00 per share on May 26, 2005	Common Stock Private placement, common share issuances for cash at $10.00 per share on July 11, 2005	Common Stock	Common Stock Issuable	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning balance at Apr. 24, 2005
Common stock issued (shares)	300,000	115,500	1,598
Common stock issued	3,000	115,500	15,975
Rounding due to reverse 100-for-1 stock split on October 17, 2011				45
Net loss for the period							(8,950)	(8,950)
Ending balance at Dec. 31, 2005				134,475			(8,950)	125,525
Ending balance (shares) at Dec. 31, 2005				417,143
Net loss for the period							(34,692)	(34,692)
Ending balance at Dec. 31, 2006				134,475			(43,642)	90,833
Ending balance (shares) at Dec. 31, 2006				417,143
Net loss for the period							(61,618)	(61,618)
Ending balance at Dec. 31, 2007				134,475			(105,260)	29,215
Ending balance (shares) at Dec. 31, 2007				417,143
Stock-based compensation						67,053		67,053
Net loss for the period							(131,360)	(131,360)
Ending balance at Dec. 31, 2008				134,475		67,053	(236,620)	(35,092)
Beginning balance (shares) at Dec. 31, 2008				417,143
Warrants exercised (shares)				4,313	4,780
Warrants exercised				107,796	119,485			227,281
Stock-based compensation						2,272,427		2,272,427
Net loss for the period							(2,327,920)	(2,327,920)
Ending balance at Dec. 31, 2009				242,271	119,485	2,339,480	(2,564,540)	136,696
Ending balance (shares) at Dec. 31, 2009				421,456	4,780
Warrants exercised (shares)				2,000
Warrants exercised				50,000				50,000
Stock-based compensation						871,327		871,327
Shares issued on obligation (shares)				4,780	(4,780)
Shares issued on obligation				119,485	(119,485)
Net loss for the period							(971,141)	(971,141)
Ending balance at Dec. 31, 2010				411,756		3,210,807	(3,535,681)	86,882
Ending balance (shares) at Dec. 31, 2010				428,236
Warrants exercised
Stock-based compensation						898,997		898,997
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP, effective January 1, 2011						(112,458)	112,458
Net loss for the period							(1,050,341)	(1,050,341)
Ending balance at Dec. 31, 2011				411,756		3,997,346	(4,473,564)	(64,462)
Ending balance (shares) at Dec. 31, 2011				428,236